Aug-01-05 03:17pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-570 P.002/002 F-850

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05055266

NYSE

1-12298

Cert NYS

August 1, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REGENCY CENTERS CORPORATION, 6.70% Series 5 Cumulative Redeemable Preferred Stock, Par Value $0.01 per Share, Liquidation Preference $25.00 per Share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 1, 2005. Tentative listing date – August 3, 2005.

Sincerely,

PROCESSED
AUG 03 2005
THOMSON
FINANCIAL